Consolidation principles and methods (Details)	12 Months Ended
	Dec. 31, 2020 subsidiary parent_entity	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Abstract]
Closing foreign exchange rate	1.2271	1.1234	1.1450
Average foreign exchange rate	1.1413	1.1196	1.1815
Number of parent entities | parent_entity	1
Number of subsidiaries | subsidiary	5